Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-14728
Entity Registrant Name	LATAM Airlines Group S.A.
Entity Incorporation, State or Country Code	F3
Entity Address, Address Line One	Presidente Riesco 5711, 20th Floor
Entity Address, City or Town	Las Condes
Entity Address, Country	CL
Entity Common Stock, Shares Outstanding	604,437,877,587
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Bankruptcy Proceedings, Reporting Current	true
Document Fiscal Year Focus	2023
Amendment Flag	false
Entity Central Index Key	0001047716
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	7550000
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares (as evidenced by American Depositary Receipts), each representing one share of Common Stock, without par value
Common Stock, without par value
Document Information [Line Items]
Title of 12(b) Security	Common Stock, without par value
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Presidente Riesco 5711, 20th Floor
Entity Address, City or Town	Las Condes
Entity Address, Country	CL
Contact Personnel Name	Andrés del Valle
City Area Code	56-2
Local Phone Number	2565-3844
Contact Personnel Email Address	InvestorRelations@latam.com
Entity Address, Postal Zip Code	5537